Fair Value of Financial Instruments (Details) - Company's liabilities measured at fair value on a recurring basis (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Liabilities:
Warrant derivative liabilities	$ 952,172	$ 9,147,507
Total liabilities	952,172	9,147,507	2,208,184
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Warrant derivative liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Warrant derivative liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Warrant derivative liabilities	952,172	9,147,507
Total liabilities	$ 952,172	$ 9,147,507	$ 2,208,184